CONSOLIDATED STATEMENTS OF EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total	Non- controlling interests subject to put provisions	Common Stock	Additional Paid-in Capital	Retained earnings	Treasury stock	Accumulated other comprehensive income (loss)	Total	Non-controlling interests not subject to put provisions
Beginning Balance at Dec. 31, 2008		$ 291,397	$ 135	$ 584,358	$ 1,889,450	$ (691,857)	$ (14,339)	$ 1,767,747	$ 59,152
Beginning Balance (in shares) at Dec. 31, 2008			134,862,000			(31,109,000)
Comprehensive income:
Net income	479,759	38,381			422,684			422,684	18,694
Other comprehensive income (loss)	8,791						8,791	8,791
Stock purchase shares issued				2,135		2,387		4,522
Stock purchase shares issued (in shares)						107,000
Stock unit shares issued				(1,570)		1,570
Stock unit shares issued (in shares)						69,000
Stock options and SSARs exercised				15,598		48,055		63,653
Stock options and SSARs exercised (in shares)						2,036,000
Stock-based compensation expense				44,422				44,422
Excess tax benefits from stock awards exercised				6,150				6,150
Distributions to noncontrolling interests		(44,277)							(23,471)
Contributions from noncontrolling interests		10,502							2,569
Sales and assumptions of additional noncontrolling interests		13,483		(529)				(529)	4,039
Purchases from noncontrolling interests		(2,594)		(3,721)				(3,721)	(544)
Changes in fair value of noncontrolling interests		24,819		(24,819)				(24,819)
Other adjustments		14		(339)				(339)	(1,346)
Purchase of treasury stock (in shares)						(2,903,000)
Purchase of treasury stock						(153,495)		(153,495)
Ending Balance at Dec. 31, 2009		331,725	135	621,685	2,312,134	(793,340)	(5,548)	2,135,066	59,093
Ending Balance (in shares) at Dec. 31, 2009			134,862,000			(31,800,000)
Comprehensive income:
Net income	484,219	52,589			405,683			405,683	25,947
Other comprehensive income (loss)	6,051						6,051	6,051
Stock purchase shares issued				2,129		2,151		4,280
Stock purchase shares issued (in shares)						86,000
Stock unit shares issued				(875)		875
Stock unit shares issued (in shares)						32,000
Stock options and SSARs exercised				455		48,231		48,686
Stock options and SSARs exercised (in shares)						1,740,000
Stock-based compensation expense				45,551				45,551
Excess tax benefits from stock awards exercised				6,283				6,283
Distributions to noncontrolling interests		(54,612)							(28,979)
Contributions from noncontrolling interests		5,439							4,071
Sales and assumptions of additional noncontrolling interests		4,059		(298)				(298)	2,308
Purchases from noncontrolling interests		(4,949)		(5,537)				(5,537)	(3,728)
Impact on fair value due to change in methodology		(24,571)		24,571				24,571
Changes in fair value of noncontrolling interests		73,372		(73,372)				(73,372)
Other adjustments				(46)				(46)
Purchase of treasury stock (in shares)						(8,919,000)
Purchase of treasury stock						(618,496)		(618,496)
Ending Balance at Dec. 31, 2010	2,037,134	383,052	135	620,546	2,717,817	(1,360,579)	503	1,978,422	58,712
Ending Balance (in shares) at Dec. 31, 2010	96,001,535		134,862,000			(38,861,000)
Comprehensive income:
Net income	573,395	59,135			478,001			478,001	36,259
Other comprehensive income (loss)	(19,987)						(19,987)	(19,987)
Stock purchase shares issued				4,268		6,554		10,822
Stock purchase shares issued (in shares)						175,000
Stock unit shares issued				(2,866)		2,866
Stock unit shares issued (in shares)						78,000
Stock options and SSARs exercised				(37,370)		42,813		5,443
Stock options and SSARs exercised (in shares)						1,182,000
Stock-based compensation expense				48,718				48,718
Excess tax benefits from stock awards exercised				20,834				20,834
Distributions to noncontrolling interests		(61,343)							(39,310)
Contributions from noncontrolling interests		12,547							8,463
Sales and assumptions of additional noncontrolling interests		49,343		(1,299)				(1,299)	55,566
Purchases from noncontrolling interests		(2,103)		(9,486)				(9,486)	(2,100)
Changes in fair value of noncontrolling interests		63,762		(63,762)				(63,762)
Expired put provision		(26,177)		16,717				16,717	9,460
Purchase of treasury stock (in shares)						(3,795,000)
Purchase of treasury stock						(323,348)		(323,348)
Ending Balance at Dec. 31, 2011	$ 2,268,125	$ 478,216	$ 135	$ 596,300	$ 3,195,818	$ (1,631,694)	$ (19,484)	$ 2,141,075	$ 127,050
Ending Balance (in shares) at Dec. 31, 2011	93,641,363		134,862,000			(41,221,000)